Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Central Index Key	0000771992
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41683
Entity Registrant Name	Pan American Silver Corp.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1044
Entity Address, Address Line One	2100 – 733 Seymour Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6B 0S6
City Area Code	604
Local Phone Number	684-1175
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	PAAS
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	363,040,341
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation